Debt (Details Narrative) - USD ($)		6 Months Ended
	Dec. 05, 2025	Jun. 30, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Notes Payable	$ 235,000,000		$ 2,278,940
Conversion of Stock, Shares Converted	76.9	76.9
Conversion of Stock, Amount Converted	$ 1,000,000
Debt Instrument, Convertible, Conversion Price	$ 13.00	$ 13.00
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%
Debt Instrument, Term	36 months	36 months
Debt Instrument, Interest Rate, Effective Percentage			9.00%
Security Deposit			$ 145,239,552
Conversion amount			1,000
Convertible Note Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Notes Payable			$ 235,000,000
Percentage of aggregate purchase price			97.00%
Debt Instrument, Interest Rate, Effective Percentage	9.09%